Borrowings (Tables)	12 Months Ended
Oct. 31, 2020
Borrowings [Abstract]
Borrowings
	October 31, 2020	October 31, 2019
	$m	$m
Bank loan secured	4,733.2	4,775.0
Unamortized prepaid facility arrangement fees and original issue discounts	(92.9)	(104.3)
Carrying value	4,640.3	4,670.7

	October 31, 2020			October 31, 2019
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	34.2	(12.8)	21.4	-	-	-
Non-current liabilities	4,699.0	(80.1)	4,618.9	4,775.0	(104.3)	4,670.7
	4,733.2	(92.9)	4,640.3	4,775.0	(104.3)	4,670.7

Movements on the Group Loans
The movements on the Group loans in the year were as follows:

	term loan B-1 EUR	term loan B-2 USD	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	-	1,503.8	382.1	-	2,580.5	530.5	-	4,996.9
Repayments	-	(89.1)	(13.9)	-	(94.2)	(15.4)	-	(212.6)
Foreign exchange	-	-	-	-	-	(9.3)	-	(9.3)
At October 31, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0

At November 1, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0
Draw downs	665.8	-	-	650.0	-	-	175.0	1,490.8
Repayments	-	(1,414.7)	-	-	-	-	(175.0)	(1,589.7)
Foreign exchange	34.5	-	-	-	-	22.6	-	57.1
At October 31, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2

Maturity of Borrowings
The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis, which therefore, differs from both the carrying value and fair value, is as follows:
As at October 31, 2020:

	term loan B-1 EUR	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m
Within one year	49.0	11.0	50.3	74.6	16.9	1.8	203.6
In one to two years	52.6	12.4	53.5	82.7	21.5	1.5	224.2
In two to three years	47.4	14.6	48.6	98.4	21.3	-	230.3
In three to four years	46.6	369.7	47.8	2,496.5	527.1	-	3,487.7
In four to five years	642.8	-	599.2	-	-	-	1,242.0
At October 31, 2020	838.4	407.7	799.4	2,752.2	586.8	3.3	5,387.8

	Less than 1 year	1-3 years	3-5 years	Total
	$m	$m	$m	$m
Debt principal repayment	34.2	128.2	4,570.8	4,733.2
Interest payment on debt	169.4	326.3	158.9	654.6
At October 31, 2020	203.6	454.5	4,729.7	5,387.8

As at October 31, 2019:

	term loan B-2	term loan B-3	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	61.6	17.0	114.6	14.1	1.9	209.2
In one to two years	61.5	16.9	114.3	14.6	1.9	209.2
In two to three years	1,419.8	18.5	124.1	19.3	1.6	1,583.3
In three to four years	-	20.6	139.4	19.1	-	179.1
In four to five years	-	373.5	2,522.6	503.6	-	3,399.7
At October 31, 2019	1,542.9	446.5	3,015.0	570.7	5.4	5,580.5

	Less than 1 year	1-3 years	3-5 years	Total
	$m	$m	$m	$m
Debt principal repayment	-	1,431.7	3,343.3	4,775.0
Interest payment on debt	209.2	360.8	235.5	805.5
At October 31, 2019	209.2	1,792.5	3,578.8	5,580.5